Intangible Assets (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, gross	$ 2,188,489	$ 2,188,489
Less accumulated amortization	(201,299)	(128,350)
Intangible assets, net	1,987,190	2,060,139
Amortization expense on intangible assets	$ 72,949	$ 72,950